Related Parties - Disclosure of Transactions Between Related Parties (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Cullen Invenstment Limited [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance		$ 11,536
Loans from related parties, Closing balance
Whitespace Atelier Limited [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance	282	273
Loans from related parties, Closing balance		282
FOH Online Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans from related parties, Opening balance		3,518
Loans from related parties, Closing balance
SBL Holdings [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	(1,449)
Loans to related parties, Closing balance		(1,449)
Naked Inc. [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance		(1,369)
Loans to related parties, Closing balance
EJ Watson [Member]
Disclosure of transactions between related parties [line items]
Loans to related parties, Opening balance	(2,289)
Loans to related parties, Closing balance		$ (2,289)